Summary of Condensed Financial Statements (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Oct. 31, 2022	Sep. 30, 2022
Assets
Total assets	$ 1,928,284				$ 1,917,528
Liabilities
Total liabilities	1,816,440				$ 1,806,145
Total net revenues	12,226		$ 11,281
Net income available to common shareholders	1,499		3,690
Other comprehensive income (loss)	$ (13)		$ 713
Charles Schwab Corporation [member]
Assets
Total assets		$ 746,630				$ 797,759
Liabilities
Total liabilities		697,094				$ 746,596
Total net revenues		7,465		$ 5,933
Net income available to common shareholders		2,472		1,827
Other comprehensive income (loss)		721		(2,976)
Total comprehensive income (loss)		$ 3,193		$ (1,149)